Bank Overdraft (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Bank Overdraft (Details) [Line Items]
Bank overdrafts	$ 6,118,214
Fixed deposits	4,964,496
HDFC Bank Limited OD against FDs [Member]
Bank Overdraft (Details) [Line Items]
Bank overdrafts	$ 4,827,882